Fair value measurement (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Mar. 23, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Financial instruments, measured at fair value by level within the fair value hierarchy
Time deposits			$ 23,662	¥ 162,688	¥ 202,659
Short-term investment				136,304	100,722
Held-to-maturity security					6,751
Total assets				298,992	310,132
Assessed impairment of investment		¥ 0
Long-term loan				69,045
Total liability				69,045
Subsidiaries in Hong Kong
Financial instruments, measured at fair value by level within the fair value hierarchy
Term of loan facility	24 months
Maximum borrowing capacity | $	$ 13,000
Level 2
Financial instruments, measured at fair value by level within the fair value hierarchy
Time deposits				162,688	202,659
Short-term investment				136,304	100,722
Total assets				298,992	303,381
Long-term loan				69,045
Total liability				¥ 69,045
Fair value measurements at reporting date | Level 3
Financial instruments, measured at fair value by level within the fair value hierarchy
Held-to-maturity security					6,751
Total assets					¥ 6,751
3-month LIBOR | Subsidiaries in Hong Kong
Financial instruments, measured at fair value by level within the fair value hierarchy
Interest rate spread (as a percent)	4.36%